SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2019
Employee and director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of employee and director option balances under the 2008 Plan as of June 30, 2019 and changes during the year then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2019	2,883,410	$5.6
Granted	912,500	$9.5
Exercised	(557,810)	$5.1
Forfeited	(91,250)	$7.1

Outstanding at June 30, 2019	3,146,850	$6.7	4.2	$6,384

Exercisable at June 30, 2019	965,059	$4.6	2.7	$3,712